Share Based Compensation - Schedule of Outstanding Restricted Stock Awards And Restricted Stock Units Activity (Detail) - Restricted Stock Award (RSAs) And Restricted Stock Units (RSU) - Class A Common Stock - $ / shares
		3 Months Ended	6 Months Ended
		Mar. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested, Beginning Balance		1,818,675
Granted		1,086,378	3,275,229
Forfeited	[1]		321,263
Vested			1,135,291
Unvested, Ending Balance		2,905,053	1,818,675
Weighted average grant date fair value, Beginning balance		$ 12.39	$ 0.00
Weighted average grant date fair value, Granted		17.34	12.07
Weighted average grant date fair value, Forfeited	[1]		11.81
Weighted average grant date fair value, Vested			11.68
Weighted average grant date fair value, Ending balance		$ 14.12	$ 12.39

[1]	Upon vesting, award-holders elected to sell shares to the Company in order to satisfy the associated tax obligations. The awards are not deemed outstanding; further, these forfeited shares are added back to the amount of shares available for grant under the 2019 Plan.